Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Debt

Note 7 — Debt

As of September 30, 2020 and December 31, 2019, debt consisted of the following:

	September 30, 2020	December 31, 2019
Line of credit:
Secured line of credit	$1,153,800	$-
Receivables financing	462,868	472,567
Debt issuance costs	-	(15,573)
Total lines of credit	1,616,668	456,995

Convertible notes payable:
Senior convertible notes payable – related parties	1,428,161	1,428,161
Convertible notes payable	560,000	-
Debt issuance costs	(353,664)	(366,666)
Total convertible notes payable	1,634,497	1,061,495
Less: current portion of long-term convertible notes payable	(498,002)	-
Noncurrent portion of long-term convertible notes payable	1,136,495	1,061,495

Notes payable:
Notes payable	1,790,641	1,621,015
Debt issuance costs	(148,278)	(212,848)
Total long-term debt	1,642,363	1,408,167
Less: current portion of long-term debt	(821,092)	(1,365,675)
Noncurrent portion of long-term debt	821,271	42,492

Notes payable – related parties:
Notes payable	2,667,513	3,282,021
Less: current portion of long-term debt – related parties	(1,214,698)	(1,686,352)
Noncurrent portion of long-term debt – related parties	$1,452,815	$1,595,669

Convertible Notes Payable

On January 23, 2020, the Company entered into a $1,100,000 loan agreement the (“Loan Agreement”) with Greentree Financial Group, Inc. (the “Investor”), pursuant to which the Investor purchased a 10% Convertible Promissory Note (the “Note”) from the Company, and the Company issued to the Investor a three-year warrant (the “Warrant”) to purchase 550,000 shares of the Company’s common stock, $0.001 per share (“Common Stock”). The Note is convertible at any time at a price of $2.00 per share, subject to certain adjustments to the conversion price set forth in the Note. The Note reiterates the registration rights set forth in the Loan Agreement and the Warrant. There is no prepayment penalty on the Note. If the Note is not prepaid by the 90th day after the effective date of the Registration Statement, the Investor is required to convert the entire amount of principal and interest outstanding on the Note at that time, at a price of $2.00 per share, unless an event of default (as such events are described in the Note) under the Note has occurred, in which case the Note would be mandatorily converted at a price equal to 50% of the lowest trading price of the Common Stock for the last 10 trading days immediately prior to, but not including, the date that the Note mandatorily converts. In the event that the average of the 15 lowest closing prices for the Company’s common stock on NASDAQ or other primary trading market for the Company’s common stock (the average of such lowest closing prices being herein referred to, the “True-up Price”) during the period beginning on the effective date of the Registration Statement and ending on the 90th day after the effective date of the Registration Statement (the “Subsequent Pricing Period”) is less than $2.00 per share, then the Company will issue the Lender additional shares of the Company’s common stock (the “True-up Shares”) within three days. No value has been assigned to the True-up Shares due to the contingency of an effective Registration Statement. The warrant has an exercise price of $2.00 per share, subject to certain adjustments to the exercise price set forth in the Warrant. The Warrant, as amended, expires on January 23, 2023. If the closing price per share of the Common Stock reported on the day immediately preceding an exercise of the Warrant is greater than $2.00 per share, the Warrant may be exercised cashlessly, based on a cashless exercise formula. The Warrant reiterates the registration rights set forth in the Loan Agreement and the Note. The Warrant also contains a repurchase provision, which at any time after the Registration Statement is effective and the Common Stock has traded at a price over $3.00 share for 20 consecutive days, gives the Company a 30-day option to repurchase any unexercised portion of the Warrant at a price of $1.00 per share. The $1,100,000 of proceeds from the Note will be used for general working capital purposes and for the repayment of debt. On January 24, 2020, the Company used $588,366 of the proceeds from the Note to pay off in full the 12% Convertible Promissory Note held by Labrys Fund, LP. Upon execution of the Loan Agreement, the Company issued to the Investor 100,000 shares of Common Stock (the “Origination Shares”) as an origination fee, plus an additional 60,000 shares of Common Stock as consideration for advisory services. Pursuant to the Loan Agreement, the Company agreed to issue and sell to the Investor the Note, in the principal amount of $1,100,000.

On January 29, 2020, the Company and Greentree Financial Group, Inc. (the “Investor”), entered into an Amendment Agreement, amending the January 22, 2020 Loan Agreement, the Note, and the Warrant to: (i) correct the effective date set forth in the Loan Agreement, Note and Warrant to January 23, 2020 and the due date to October 23, 2020, (ii) clarify the terms of the registration right provision in the Loan Agreement such that the Company was required to register a total of 1,500,000 shares of Common Stock, which such amount of shares is the sum of 550,000 shares of Common Stock issuable upon conversion of the Note, 550,000 Warrant Shares, the 100,000 Origination Shares, and 300,000 shares of Common Stock to account for changes to the conversion and/or exercise price under the Note and Warrant, and (iii) to ensure that the total number of shares of Common Stock issued pursuant to the Loan Agreement, the Note, and/or the Warrant, each as amended, does not exceed 17.99% of the Company’s issued and outstanding Common Stock as of January 23, 2020. The Company is subject to a $35,000 penalty on a monthly basis if a registration statement is not effective after 105 days from January 23, 2020. The Company recognized a beneficial conversion option of $586,785 related to the 550,000 shares of Common Stock issuable upon conversion of the Note, a debt discount of $296,891 based on the relative fair value related to the 550,000 Warrant Shares, a debt discount of $201,324 based on the relative fair value related to the 160,000 Origination and Advisory Shares. On July 23, 2020, the Company issued 320,000 shares of common stock valued at $1,158,400 to Greentree Financial Group, Inc. to satisfy $360,000 principal and $131,889 interest and fees and on August 4, 2020, the Company issued 370,000 shares of common stock valued at $1,394,900 to Greentree Financial Group, Inc. in satisfaction of $740,000 principal. The Note is paid in full.

On April 7, 2020, the Company entered into a Securities Purchase Agreement (the “Agreement”) with Jefferson Street Capital, LLC (the “Investor”) wherein the Company issued the Investor a Convertible Promissory Note (the “Note”) in the amount of $168,000 ($18,000 OID). The $150,000 of proceeds from the Note will be used for general working capital purposes The Note has a term of six (6) months, is due on October 7, 2020 and has a one-time interest charge of 2%. In addition, the Company issued the Investor 10,700 shares of Common Stock (the “Origination Shares”) as an origination fee. The transaction closed on April 9, 2020. The Investor shall have the right at any time to convert all or any part of the outstanding and unpaid principal, interest, fees, or any other obligation owed pursuant to this Note into fully paid and non-assessable shares of Common Stock at a conversion price equal to $2.05 per share. Upon an Event of Default, the Conversion Price shall equal the Alternate Conversion Price (as defined herein) (subject to equitable adjustments for stock splits, stock dividends or rights offerings by the Borrower relating to the Borrower’s securities or the securities of any subsidiary of the Borrower, combinations, recapitalization, reclassifications, extraordinary distributions and similar events). The “Alternate Conversion Price” shall equal the lesser of (i) 80% multiplied by the average of the three lowest daily volume weighted average prices (“VWAP”) during the previous twenty (20) Trading Days (as defined below) before the Issue Date of this Note (representing a discount rate of 20%) or (ii) 80% multiplied by the Market Price (as defined herein) (representing a discount rate of 20%). “Market Price” means the average of the three lowest daily VWAPs for the Common Stock during the twenty (20) Trading Day period ending on the latest complete Trading Day prior to the Conversion Date. Please see Note 11 — Subsequent Events for further information.

On April 7, 2020, the Company entered into a Securities Purchase Agreement (the “Agreement”) with BHP Capital NY Inc. (the “Investor”) wherein the Company issued the Investor a Convertible Promissory Note (the “Note”) in the amount of $168,000 ($18,000 OID). The $150,000 of proceeds from the Note will be used for general working capital purposes The Note has a term of six (6) months, is due on October 7, 2020 and has a one-time interest charge of 2%. In addition, the Company issued the Investor 10,700 shares of Common Stock (the “Origination Shares”) as an origination fee. The transaction closed on April 9, 2020. The Investor shall have the right at any time to convert all or any part of the outstanding and unpaid principal, interest, fees, or any other obligation owed pursuant to this Note into fully paid and non-assessable shares of Common Stock at a conversion price equal to $2.05 per share. Upon an Event of Default, the Conversion Price shall equal the Alternate Conversion Price (as defined herein) (subject to equitable adjustments for stock splits, stock dividends or rights offerings by the Borrower relating to the Borrower’s securities or the securities of any subsidiary of the Borrower, combinations, recapitalization, reclassifications, extraordinary distributions and similar events). The “Alternate Conversion Price” shall equal the lesser of (i) 80% multiplied by the average of the three lowest daily volume weighted average prices (“VWAP”) during the previous twenty (20) Trading Days (as defined below) before the Issue Date of this Note (representing a discount rate of 20%) or (ii) 80% multiplied by the Market Price (as defined herein) (representing a discount rate of 20%). “Market Price” means the average of the three lowest daily VWAPs for the Common Stock during the twenty (20) Trading Day period ending on the latest complete Trading Day prior to the Conversion Date.

On July 29, 2020, the Company entered into a Securities Purchase Agreement (the “Agreement”) with Jefferson Street Capital, LLC (the “Investor”) wherein the Company issued the Investor a Convertible Promissory Note (the “Note”) in the amount of $224,000 ($24,000 OID). The $200,000 of proceeds from the Note will be used for general working capital purposes The Note has a term of six (6) months, is due on January 29, 2021 and has a one-time interest charge of 2%. In addition, the Company issued the Investor 14,266 shares of Common Stock (the “Origination Shares”) as an origination fee. The transaction closed on July 29, 2020.  The Investor shall not have the right to convert the Note into shares prior to 180 calendar days from the Issue Date. Provided that the Note remains unpaid, the Investor may elect to convert all or any part of the outstanding and unpaid principal, interest, fees, or any other obligation owed pursuant to the Note into fully paid and non-assessable shares of Common Stock at a conversion price equal to $2.05 per share after 180 calendar Days from the Issue Date. Upon an Event of Default, the Conversion Price shall equal the Alternate Conversion Price (as defined herein) (subject to equitable adjustments for stock splits, stock dividends or rights offerings by the Borrower relating to the Borrower’s securities or the securities of any subsidiary of the Borrower, combinations, recapitalization, reclassifications, extraordinary distributions and similar events). The “Alternate Conversion Price” shall equal the lesser of (i) 80% multiplied by the average of the three lowest daily volume weighted average prices (“VWAP”) during the previous twenty (20) Trading Days (as defined below) before the Issue Date of this Note (representing a discount rate of 20%) or (ii) 80% multiplied by the Market Price (as defined herein) (representing a discount rate of 20%). “Market Price” means the average of the three lowest daily VWAPs for the Common Stock during the twenty (20) Trading Day period ending on the latest complete Trading Day prior to the Conversion Date.

32E Financing

On December 4, 2019, the Company agreed to issue and sell to 32 Entertainment LLC (“32E”) a 10% Senior Secured Note (the “32E Note”), in the principal amount of $250,000. The maturity date of the 32E Note is December 4, 2020. In addition, the Company issued to 32E 10,000 shares of common stock as an inducement to 32E to purchase the 32E Note. The $250,000 of proceeds from the 32E Note was used for general working capital needs of the Company and the repayment of debt related to Horberg Enterprises.

Pursuant to the terms of the 32E Note, on December 4, 2019, the Company also issued 32E a Common Stock Purchase Warrant (the “32E Warrant”) to purchase 50,000 shares of common stock at an exercise price of $1.50 per share. The 32E Warrant expires on December 4, 2024. The 32E Warrant contains price protection provisions, as well as a provision allowing 32E to purchase the number of shares that 32E could have acquired if it held the number of shares of common stock acquirable upon complete exercise of the 32E Warrant, in the event that the Company grants, issues or sells common stock, common stock equivalents, rights to purchase common stock, warrants, securities or other property pro rate to holders of any class of the Company’s securities. If there is no effective registration statement registering the resale of the shares of common stock underlying the 32E Warrant, then the 32E Warrant may be exercised, based on a cashless exercise formula. The 32E Warrant also contains a conversion limitation provision, which prohibits 32E from exercising the 32E Warrant in an amount that would result in the beneficial ownership of greater than 4.9% of the total issued and outstanding shares of common stock, provided that (i) such exercise limitation may be waived by 32E with 61 days prior notice, and (ii) 32E cannot waive the exercise limitation if conversion of the 32E Warrant would result in 32E having beneficial ownership of greater than 9.9% of the total issued and outstanding shares of common stock.

In connection with the sale of the 32E Note, also on December 4, 2019, the Company entered into a registration rights agreement whereby the Company agreed to register the 10,000 shares of common stock issued to 32E as an inducement on a registration statement on Form S-1 with the SEC. The Company was required to have such registration statement declared effective by the SEC within 90 calendar days (or 180 calendar days in the event of a “full review” by the SEC) following the earlier of 30 days from December 4, 2019 or the filing date of the registration statement on Form S-1, which such registration statement has not been filed or timely declared effective. If the registration statement is not filed or declared effective within the timeframe set forth in the registration rights agreement, the Company was supposed to be obligated to pay to 32E a monthly amount equal to 1% of the total subscription amount paid by 32E until such failure is cured. The Company has not made any such payment 32E. The registration rights agreement also contains mutual indemnifications by the Company and each investor, which the Company believes are customary for transactions of this type.

On May 19, 2020, the Company entered into an Amendment (the “Amendment”) to the 32E Note. Under the terms of the Amendment, the Company issued to 32E an Amended Subordinate Secured Note (the “Replacement Note”) in the principal amount of $200,000 that accrues interest at 16% annually and matures on May 21, 2021. On May 28, 2020, the Company paid $50,000 toward the principal plus interest in the amount of $6,250 for a total of $56,250. 32E shall also receive 40,000 restricted stock units and surrender the warrant issued to it in the December 4, 2019 financing transaction. The Company accounted for the Amendment as a modification.

Promissory Notes

On January 2, 2020, the Company entered into that certain Loan Agreement with Tiburon Opportunity Fund (the “Lender”), dated January 2, 2020 (the “Loan Agreement”). Pursuant to the terms of the Loan Agreement, the Lender agreed to loan the Company $400,000. The Loan is interest bearing at the rate of 1.5% per month through the term of the Loan. Additionally, the Loan Agreement provides that the Company shall pay the Lender the entire unpaid principal and all accrued interest upon thirty days’ notice to the Company, but in any event, the notice shall not be sooner than June 1, 2020. On April 24, 2020, the Company and Lender entered into a Debt Conversion Agreement whereby the Lender was given the right and elected to exercise that right to convert principal and interest of $424,000 of funds loaned to the Company into shares of the Company’s common stock. The fair value of the Company’s common stock was $2.08 on the date of conversion and the conversion price was $2.00 per share for a total of 212,000 shares of restricted common stock issued by the Company.

On January 2, 2020, Ed Roses, LLC (the “Partnership”) entered into a Loan Agreement (the “Agreement”) with Sook Hyun Lee (the “Lender”). Under the terms of the Agreement, the Lender agreed to lend $150,000 to the Partnership for general working capital. The Loan was due on April 15, 2020 (the “Maturity Date”) and accrues interest at 15% per annum. The Agreement shall automatically renew at the Maturity date for successive 90-day periods unless written notice is remitted by either party. On the Maturity date, the Partnership shall pay the Lender all unpaid principal and interest and a $30,000 commitment fee. The Lender shall have a collateral interest in the accounts receivable of the Partnership, including but not limited to 7 Eleven receivables. As collateral, the Company, Inc. placed 75,000 shares of common stock in reserve.

On January 10, 2020, the Company entered into a 5% Promissory Note Agreement with Equity Trust Company on behalf of Rawleigh Ralls (“Ralls”) for an aggregate principal amount of $267,000 (the “Ralls Note”), pursuant to which Ralls purchased the Ralls Note from the Company for $250,000 and an original issue discount of $17,000, and the Company issued to Ralls a warrant (the “Ralls Warrant”) to purchase 125,000 shares of the Company’s common stock valued at $86,725 estimated using the Black-Scholes option-valuation model. The proceeds from the Ralls Note will be used for general working capital needs of the Company. The Company will also issue 33,000 incentive shares to Ralls valued at $79,860 based on the closing stock price on January 10, 2020. The fair value of the warrants and incentive shares have been recorded as debt discount. The original maturity date of the Ralls Note was July 10, 2020. On July 14, 2020, the Company entered into an Amendment to Note Agreement and Common Stock Purchase Warrant (the “Amendment”) with Equity Trust Company, a Custodian FBO: Rawleigh H. Ralls IRA. Under the terms of the Amendment, the parties amended the terms of the January 10, 2020 Note Agreement (the “Agreement”) and Common Stock Purchase Warrant (the “Warrant”) such that; (i) the maturity date of the Agreement was extended to January 10, 2021, (ii) the Original Issue Discount (“OID”) shall be increased to $34,000, (iii) the Lender shall be issued 33,000 Additional Incentive Shares and (iv) the Company shall prepare and file with the United States Securities and Exchange Commission a registration statement on Form S-1 within 30 days of the Effective Date of the Amendment, that registers a total of 191,000 shares of Common Stock, which such amount of shares is the sum of 125,000 Warrant Shares, the 33,000 Incentive Shares, and 33,000 Additional Incentive Shares. On July 14, 2020, the Company issued the 33,000 Additional Incentive Shares valued at $124,740.

On January 15, 2020, the Company entered into a 5% Promissory Note Agreement with Paul J. Solit & Julie B. Solit (“Solits”) for an aggregate principal amount of $107,000 (the “Solit Note”), pursuant to which the Solits purchased the Solit Note from the Company for $100,000 and an original issue discount of $7,000, and the Company issued to the Solits a warrant (the “Solit Warrant”) to purchase 50,000 shares of the Company’s common stock valued at $31,755 estimated using the Black-Scholes option-valuation model. The proceeds from the Solit Note will be used for general working capital needs of the Company. The Company will also issue 13,000 incentive shares to the Solits valued at $30,420 based on the closing stock price on January 15, 2020. The fair value of the warrants and incentive shares have been recorded as debt discount. The original maturity date of the Solit Note was July 15, 2020. On July 14, 2020, the Company entered into an Amendment to Note Agreement and Common Stock Purchase Warrant (the “Amendment”) with Paul J. Solit and Julie B. Solit. Under the terms of the Amendment, the parties amended the terms of the January 15, 2020 Note Agreement (the “Agreement”) and Common Stock Purchase Warrant (the “Warrant”) such that; (i) the maturity date of the Agreement was extended to December 15, 2020, (ii) the Original Issue Discount (“OID”) shall be increased to $14,000 and (iii) the Lender shall be issued 13,000 Additional Incentive Shares. On July 14, 2020, the Company issued the 13,000 Additional Incentive Shares valued at $49,140.

On January 17, 2020, the Company entered into a 5% Promissory Note Agreement with Richard O’Leary (“O’Leary”) (“Lender”) for an aggregate principal amount of $53,500 (the “O’Leary Note”), pursuant to which O’Leary purchased the O’Leary Note from the Company for $50,000 and an original issue discount of $3,500, and the Company issued to O’Leary a warrant (the “O’Leary Warrant”) to purchase 25,000 shares of the Company’s common stock valued at $16,797 estimated using the Black-Scholes option-valuation model. The proceeds from the O’Leary Note will be used for general working capital needs of the Company. The Company will also issue 6,500 incentive shares to O’Leary valued at $15,535 based on the closing stock price on January 17, 2020. The fair value of the warrants and incentive shares have been recorded as debt discount. The original maturity date of the O’Leary Note was July 17, 2020. On July 14, 2020, the Company entered into an Amendment to the O’Leary Note and O’Leary Warrant (the “Amendment”) with Richard O’Leary. Under the terms of the Amendment, the parties amended the terms such that; (i) the maturity date of the O’Leary Note was extended to January 17, 2021, (ii) the Original Issue Discount (“OID”) shall be increased to $7,000, (iii) the Lender shall be issued 6,500 Additional Incentive Shares and (iv) the expiration date of the Warrant shall be extended to June 30, 2021. On July 14, 2020, the Company issued the 6,500 Additional Incentive Shares valued at $24,570.

On March 6, 2019, Vinco Ventures, Inc. (the “Company”) entered into a securities purchase agreement (the “SPA”) with an accredited investor (the “Investor”) pursuant to which the Investor purchased a 2% unsecured, senior convertible promissory note (the “Note”) from the Company. The Note was in the amount of $560,000 with an original issue discount of $60,000. The Company issued 15,000 shares of its common stock (“Common Stock”) valued at $74,100 based on the share price on the date of issuance to the Investor as additional consideration for the purchase of the Note. The Under the terms of the SPA, the Investor will have piggyback registration rights in the event the Company files a Form S-1 or Form S-3 within six months from March 6, 2019, as well as a pro rata right of first refusal in respect of participation in any debt or equity financings undertaken by the Company during the 18 months following March 6, 2019. The Company is also subject to certain customary negative covenants under the SPA, including but not limited to, the requirement to maintain its corporate existence and assets subject to certain exceptions, and to not to make any offers or sales of any security under circumstances that would have the effect of establishing rights or otherwise benefitting other investors in a manner more favorable in any material respect than those rights and benefits established in favor of the Investor under the terms of the SPA and the Note. The maturity date of the Note is six months from March 6, 2019. All principal amounts and the interest thereon are convertible into shares Common Stock only in the event that an Event of Default occurs. On January 24, 2020, the Company paid the Investor $588,366 to pay the Note in full.

Paycheck Protection Program

On April 15, 2020, Vinco Ventures, Inc. (the “Company”) entered into a loan agreement (“PPP Loan”) with First Choice Bank under the Paycheck Protection Program (the “PPP”), which is part of the recently enacted Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) administered by the United States Small Business Administration (“SBA”). The Company received proceeds of $789,852 from the PPP Loan. In accordance with the requirements of the PPP, the Company intends to use proceeds from the PPP Loan primarily for payroll costs, subject to thresholds, rent and utilities. The PPP Loan has a 1.00% interest rate per annum and matures on April 15, 2022 and is subject to the terms and conditions applicable to loans administered by the SBA under the PPP. Under the terms of the PPP, certain amounts of the PPP Loan may be forgiven if they are used for qualifying expenses as described in the CARES Act. The PPP Loan is included in notes payable on the consolidated balance sheet.

Receivables Financing

On August 12, 2020, the Company entered into an Amendment to a Purchase of Inventory and Repurchase Agreement (the “Amendment”) dated November 12, 2019. Under the terms of the Amendment, (i) the repurchase date is extended to December 10, 2020; and (ii) the Company agreed to pay the Purchaser-Assignee a commitment fee of $13,053, and (iii) the Company agreed to pay the Purchaser-Assignee 2% per month for extension periods commencing July 1, 2020 through December 10, 2020. The balance at September 30, 2020 is $128,077.

On February 21, 2020, the Company entered into a receivables financing arrangement for certain receivables of the Company not to exceed $1,250,000 at any one time. The agreement allows for borrowings up to 85% of the outstanding receivable based on the credit quality of the customer. The fee is between 1% and 2% of the total invoices financed. The balance at September 30, 2020 is $463,843.

In April 2019, we entered into a receivables financing arrangement for certain receivables of the Company. The agreement allows for borrowings up to 80% of the outstanding receivable based on the credit quality of the customer. The fee is between 1% and 2% of the total invoices financed.

On November 12, 2019, the Company entered into a Receivables Purchase Agreement with a financial institution (the “Receivables Purchase Agreement”), whereby the Company agreed to the sale of $250,000 of receivables for $200,000. The proceeds were used for general working capital.

On November 18, 2019, the Company entered into a Future Receivables Purchase Agreement with a financial institution (the “Future Receivables Purchase Agreement”), whereby the Company agreed to the sale of $337,500 of receivables for $250,000. The proceeds were used to fund our receivables for overseas distributors. Christopher B. Ferguson, our Chairman and Chief Executive Officer, personally guaranteed the prompt and complete performance of the Company’s obligations under the Future Receivables Purchase Agreement.

Line of Credit

On the Effective Date, the Company (as “Guarantor”) entered into a Secured Line of Credit Agreement (the “Credit Agreement”) with Global and PPE. Under the terms of the Credit Agreement, PPE is to make available to Global a revolving credit loan in a principal aggregate amount at any one time not to exceed $2,500,000. Upon each drawdown of funds against the credit line, Global shall issue a Promissory Note (the “Note”) to PPE. The Note shall accrue interest at 3% per annum and have a maturity date of six (6) months. In the event of a default, any and all amounts due to PPE by Global, including principal and accrued but unpaid interest, shall increase by forty (40%) percent and the interest shall increase to five (5%) percent (the “Default Interest”). The balance at September 30, 2020 is $1,153,800.

The scheduled maturities of the debt for the next five years as of December 31st, are as follows:

For the Years Ended December 31,	Amount
2020 (excluding the nine months ended September 30, 2020)	4,206,810
2021	206,760
2022	2,209,137
2023	1,440,275
Thereafter	-
8,062,982
Less: debt discount	(501,941)
$7,561,041

For the three and nine months ended September 30, 2020, interest expense was $1,004,626 and $2,575,737, respectively of which $74,736 and $227,062 were related party interest expense. For the three and nine months ended September 30, 2019, interest expense was $349,172 and $875,036, respectively, of which $78,475 and $238,111 was related party interest expense, respectively.

Note 11 — Debt

As of December 31, 2019 and December 31, 2018, debt consisted of the following:

	December 31,	December 31,
	2019	2018
Line of credit:
Asset backed line of credit	$472,567	$561,804
Debt issuance costs	(15,573)	(30,000)
Total line of credit	456,995	531,804

Senior convertible notes payable:
Senior convertible notes payable	1,428,161	1,428,161
Debt issuance costs	(366,666)	(466,667)
Total long-term senior convertible notes payable	1,061,495	961,494
Less: current portion of long-term notes payable	-	-
Noncurrent portion of long-term convertible notes payable	1,061,495	961,494

Notes payable:
Notes payable	1,621,015	370,250
Debt issuance costs	(212,848)	-
Total long-term debt	1,408,167	370,250
Less: current portion of long-term debt	(1,365,675)	(313,572)
Noncurrent portion of long-term debt	42,492	56,678

Notes payable – related parties:
Notes payable	3,282,021	3,464,191
Less: current portion of long-term debt – related parties	(1,686,352)	(932,701)
Noncurrent portion of long-term debt – related parties	$1,595,669	$2,531,490

Line of Credit

On December 27, 2018, the Company entered into credit agreement providing for an asset backed line of credit of $1,000,000. The credit agreement contains a revolving maturity date which is subject to an annual review by the lender. The credit agreement is collateralized by substantially all of the assets of Ferguson Containers, Inc. The interest rate was 8.5% as of December 31, 2019. The agreement contains certain covenants and definition. As of December 31, 2019, the Company was not in compliance with certain covenants under the line of credit. Subsequently, the Company repaid the line of credit in full from the use of funds from the Bayview factoring agreement.

Long-term Convertible Notes Payable – Related Parties

On September 4, 2018, in connection with the acquisition of EN, the Company issued five senior convertible notes payable aggregating $1,428,161. The notes have an effective interest rate of four percent (4%) per annum. The Company is required to make semi-annual interest payments on June 30th and December 31st of each year. The notes have an option to convert at a conversion price of $5.00. Prepayments are not allowed under the notes without the prior written consent of applicable holders of a note until the second anniversary of the effective date of the note, after which time the notes may be prepaid without penalty at any time upon sixty (60) days’ written notice to the holders. The holders have piggyback registration rights. If the conversion option is not elected by the holder, all outstanding principal and interest is due on September 4, 2023. The Company recorded a debt discount of $500,000 related to the beneficial conversion feature that will be amortized over five (5) years to interest expense.

Notes Payable

The Company borrowed funds under two separate notes, aggregating $645,000, in February 2018 and March 2018. In addition, the Company issued the 20,000 and 13,500 shares to the holders of the notes payable, respectively. The fair value of the shares issued was $167,500 which was recorded as a debt discount and fully amortized through interest expense. As of December 31, 2019, both holders of the notes were paid in full.

On September 7, 2018, the Company borrowed $73,559 related to the purchase of a commercial delivery vehicle. The note bears interest at a rate of 4.5% per annum. The monthly payments under the note are $1,371 commencing on October 6, 2018 and maturing on September 6, 2023. The loan is collaterized by the commercial delivery vehicle having the approximate value of $75,000.

On December 1, 2016, Cloud B, Inc. entered into a Loan Agreement with an outside associate of CEO Linda Suh. The loan was in the amount of $300,000. This loan was for a period of six (6) months and bears no interest and therefore no monthly interest payments. A Loan Amendment and Extension Agreement was entered into on June 1, 2017, extending the maturity of the loan until December 31, 2017. This loan remains outstanding. No collateral was provided by the Company for any of the above-referenced loans.

On May 16, 2019, the Company entered into a non-interest bearing promissory note of $300,000, with an original issue discount of $50,000. The Company issued 20,000 shares of its common stock to the note holder as additional consideration for the purchase of the note. The Company recorded $62,000 as a debt discount as of December 31, 2019 related to the value of the shares issued. The note matured on November 16, 2019 and was paid in full.

On June 14, 2019, the Company entered into that certain Loan Agreement with Tiburon Opportunity Fund (the “Lender”), dated June 14, 2019 (the “Loan Agreement”). Pursuant to the terms of the Loan Agreement, the Lender agreed to loan the Company $250,000. The Loan is interest bearing at the rate of 1.5% per month through the term of the Loan. Additionally, the Loan Agreement provides that the Company shall pay the Lender the entire unpaid principal and all accrued interest upon thirty days’ notice to the Company, but in any event, the notice shall not be sooner than August 11, 2019. The Loan proceeds are being used to fund general working capital needs of the Company. If the Company defaults on the performance of any obligation under the Loan Agreement, the Lender may declare the principal amount of the Loan owing under the Loan Agreement at the time of default to be immediately due and payable. Furthermore, the Loan Agreement grants the Lender a collateral interest in certain accounts receivable of SRM Entertainment Ltd., a subsidiary of the Company. The outstanding principal and interest on the note was repaid on December 27, 2019.

On August 26, 2019, the Company entered into a securities purchase agreement with Labrys Fund, LP (the “Investor”) pursuant to which the Investor purchased a 12% Convertible Promissory Note (the “Note”) from the Company. Unless there is a specific Event of Default (as such term is defined in the Note) or the Note remains unpaid by the Maturity Date, then the Investor shall not have the ability to convert the principal and interest under the Notes into shares of the Company’s common stock. The Company agreed to issue and sell to the Investor the Note, in the principal amount of $560,000, with an original issue discount in the amount of $60,000. The Note is due and payable February 26, 2020 (the “Maturity Date”). Additionally, the Company issued 181,005 shares of Common Stock to the Investor as a commitment fee, of which 153,005 shares of Common Stock must be returned to the Company in the event the Note is fully paid and satisfied prior to the Maturity Date.

On January 24, 2020, the Company repaid the Labrys Note in full. Upon repayment of the Labrys Note, Labrys returned to the Company for cancellation the 153,005 shares of Common Stock that had been originally issued to as a portion of the commitment fee paid in connection with the Labrys Note, and allowed the Company to cancel the reservation of the 875,000 shares of Common Stock that had been reserved pursuant to the Labrys SPA and Labrys Note.

On December 4, 2019, the Company entered into a Senior Secured Note Agreement (the “32E Loan Agreement”) with 32 Entertainment LLC (“32E”), pursuant to which 32E agreed to loan the Company $250,000 (the “Loan”). The Loan is interest bearing at the rate of 10.0% per annum through the term of the Loan. The Company issued 10,000 shares of common stock to 32E in connection with the 32E Loan Agreement. In addition, the Company issued a warrant (the “32E Warrant”) to purchase 50,000 shares of the Company’s common stock. Under the terms of the 32E Loan Agreement, the Company entered into a registration rights agreement whereby the Company agreed to register the shares and file this registration statement on a Form S-1 with the SEC. The Company was required to have such registrations statement declared effective by the SEC within 90 calendar days. The Loan proceeds are being used to fund general working capital needs of the Company. If the Company defaults on the performance of any obligation under the Loan Agreement, 32E may declare the principal amount of the Loan owing under the 32E Loan Agreement at the time of default to be immediately due and payable. Interest is due in March, June and September. The outstanding principal and interest on the note are due on December 4, 2020. On May 19, 2020, the 32E Loan Agreement was amended to change the due date on the outstanding principal and interest to May 31, 2020.

Notes Payable – Related Parties

On September 30, 2018, in connection with the acquisition of SRM and Fergco, the Company issued two notes payable aggregating $2,996,500. One note was issued to NL Penn Capital, L.P, in relation to the acquisition of SRM in the amount of $2,120,000 and the other note was issued to the stockholders of Fergco in the amount of $876,500. The notes bear interest at a rate of six percent (6%) per annum and have an effective interest rate of six percent (6%) per annum. The Company is required to make monthly payments comprised of principal and interest beginning in January 2018 that are amortized over ten (10) years, with a balloon payment of all outstanding principal and interest due at the respective maturity dates of $677,698, due on December 1, 2020, and $1,249,043, due on December 1, 2022. NL Penn Capital, L.P. has from time to time agreed to defer payments due under the note. The former stockholders of Fergco have agreed to defer all payments due under the note and the deferred amount is due on demand.

On April 24, 2014, Cloud B, Inc. entered into two Shareholder Loan Agreements. One shareholder loan was from former shareholder, Board Member, and CEO of Cloud B, Inc. prior to the acquisition on October 29, 2018, Linda Suh in the amount of $100,000. This loan bears interest at a rate of 7.0% per annum for the first twelve (12) months and 8.0% per annum thereafter. The Company is required to make monthly interest only payments. Interest payments on this loan have been paid through November 2018. The other shareholder loan was from former shareholder and Board Member of Cloud B, Inc. prior to the acquisition on October 29, 2018, John Royan in the amount of $500,000. This loan bears interest at a rate of 7.0% per annum for the first six (6) months and 8.0% per annum for the next six (6) months. The Company was required to make monthly interest only payments through May 2015, with the loan becoming due and payable on May 28, 2015. This loan remains outstanding with the last interest payment made in July 2015.

Convertible Notes

On March 6, 2019, Edison Nation entered into a securities purchase agreement (the “FirstFire SPA”) with an accredited investor (the “Investor”) pursuant to which the Investor purchased a 2% unsecured, senior convertible promissory note (the “FirstFire Note”) from the Company. The FirstFire Note was in the amount of $560,000 with an original issue discount of $60,000. The Company issued 15,000 shares of its common stock valued at $74,100 based on the share price on the date of issuance to the Investor as additional consideration for the purchase of the FirstFire Note. The Under the terms of the FirstFire SPA, the Investor will have “piggyback” registration rights in the event the Company files a Form S-1 or Form S-3 within six months from March 6, 2019, as well as a pro rata right of first refusal in respect of participation in any debt or equity financings undertaken by the Company during the 18 months following March 6, 2019. The Company is also subject to certain customary negative covenants under the FirstFire SPA, including but not limited to, the requirement to maintain its corporate existence and assets subject to certain exceptions, and to not to make any offers or sales of any security under circumstances that would have the effect of establishing rights or otherwise benefitting other investors in a manner more favorable in any material respect than those rights and benefits established in favor of the Investor under the terms of the FirstFire SPA and the FirstFire Note. The maturity date of the FirstFire Note is six months from March 6, 2019. All principal amounts and the interest thereon are convertible into shares of the Company’s common stock only in the event that an event of default occurs.

On June 17, 2019, the Company entered into that certain Settlement and Release Agreement with the Investor (the “Settlement Agreement”) whereby the Company and the Investor agreed to terminate the FirstFire SPA, FirstFire Note, and all other documents entered into in connection therewith. Pursuant to the terms of the Settlement Agreement, the Company paid $566,000 and issued 15,000 shares of restricted common stock to the Investor (the “Settlement Amount”). Upon receipt of the Settlement Amount, the Investor and the Company have agreed to terminate the FirstFire SPA, FirstFire Note, and all other documents entered into in connection therewith, and to release, waive, and forever discharge the other party from, including, but not limited to, any claim, right, or legal action, whether past, current, or future, which may arise directly or indirectly out of such documents.

On May 13, 2019, the Company entered into a securities purchase agreement (the “May 2019 SPA”) with certain accredited investors (the “Investors”) pursuant to which the Investors purchased Senior Convertible Promissory Notes (the “May 2019 Notes”) from the Company. The use of proceeds from the May 2019 Notes was used for general working capital and to fund new product launches. Unless there is a specific Event of Default (as such term is defined in the May 2019 Notes), the Investors shall not have the ability to convert the principal and interest under the May 2019 Notes into shares of common stock. Pursuant to the May 2019 SPA, the Company agreed to sell to the Investors the May 2019 Notes, in the aggregate principal amount of $1,111,111, which are convertible into shares of common stock. Additionally, the Company will issue an additional 20,000 shares of common stock to the Investors as additional consideration for the purchase of the May 2019 Notes. Under the terms of the May 2019 SPA, the Investors have piggyback registration rights in the event the Company files a Form S-1 or Form S-3 within six months of May 13, 2019. The Company is also subject to certain customary negative covenants under the May 2019 SPA, including but not limited to, the requirement to maintain its corporate existence and assets subject to certain exceptions, and to not to make any offers or sales of any security under circumstances that would have the effect of establishing rights or otherwise benefitting other investors in a manner more favorable in any material respect than those rights and benefits established in favor of the Investors under the terms of the May 2019 SPA and the May 2019 Notes.

As issued on May 13, 2019, the principal amount of the May 2019 Notes is $1,111,111, with an original issue discount in the amount of $111,111. The maturity date of the May 2019 Notes is November 13, 2019. The per share conversion price into which the principal amount and interest under the May 2019 Notes may be converted is equal to 80% multiplied by the lowest traded price of our common stock during the 20 consecutive trading days preceding the date of conversion. The conversion price may be adjusted in connection with certain material corporate events, and the Company is subject to cash penalties in the event that the Company fails to timely deliver certificates for shares of common stock issuable upon conversion of May 2019 Notes. The May 2019 Notes contain a cap, such that the total number of shares of Common Stock issuable under the May 2019 Notes are limited to 19.99% of the Company’s outstanding shares of common stock as of May 13, 2019. The Company issued 20,000 shares of its common stock to the note holders as additional consideration for the purchase of the notes in July 2019.

So long as an Event of Default has not occurred under the terms of the May 2019 Notes, the Company may prepay the May 2019 Notes at any time, given not less than three trading days’ notice. If the Company exercises its right to prepay the May 2019 Notes at any time within the initial 180 days following May 13, 2019, the prepayment amount to be paid by the Company shall be an amount in cash equal to the sum of 115% multiplied by the principal on the May 2019 Notes then outstanding, plus all accrued and unpaid interest, including unpaid default interest, if any.

Alexander Capital placed the notes and received warrants to purchase 24,366 shares of the Company’s common stock, at an exercise price of $2.85 per share. The notes were converted into 560,185 shares of common stock in November 2019 at $2.00 per share.

Receivables Financing and Inventory

In April 2019, we entered into a receivables financing arrangement for certain receivables of the Company. The agreement allows for borrowings up to 80% of the outstanding receivable based on the credit quality of the customer. The fee is between 1% and 2% of the total invoices financed.

On November 12, 2019, the Company entered into a Receivables Purchase Agreement with a financial institution (the “Receivables Purchase Agreement”), whereby the Company agreed to the sell of $225,000 of receivables for $200,000. The proceeds were used for general working capital.

On November 18, 2019, the Company entered into a Future Receivables Purchase Agreement with a financial institution (the “Future Receivables Purchase Agreement”), whereby the Company agreed to the sell of $337,500 of receivables for $250,000. The proceeds were used to fund our receivables for overseas distributors. Christopher B. Ferguson, our Chairman and Chief Executive Officer, personally guaranteed the prompt and complete performance of the Company’s obligations under the Future Receivables Purchase Agreement.

The scheduled maturities of the debt for the next five years as of December 31, 2019, are as follows:

For the Years Ended December 31,	Amount
2020	$3,737,443
2021	206,760
2022	1,419,285
2023	1,440,278
2024	-
Thereafter	-
$6,803,766
Less: debt discount	(595,088)
$6,208,678

For the year ended December 31, 2019, interest expense was $1,298,168 of which $320,781 was related party interest expense. For the year ended December 31, 2018 interest expense was $501,221.